SOLAR POWER SYSTEMS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment
Accumulated depreciation	$ (30,535)	$ (22,322)
Solar power systems, net	158,262	52,957
Depreciation expense	197,600	148,034	$ 120,834
Solar power systems
Property, plant and equipment
Solar power systems, net	182,232	70,449
Depreciation expense	6,396	6,379	$ 3,756
Solar power sysetems under construction
Property, plant and equipment
Solar power systems, net	$ 6,565	$ 4,830